Offerings	Feb. 13, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Series A Warrant
Amount Registered | shares	1,982,356
Proposed Maximum Offering Price per Unit | $ / shares	2.09
Maximum Aggregate Offering Price	$ 4,143,124
Fee Rate	0.01381%
Amount of Registration Fee	$ 572.17
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.0001 per share (“Common Stock”), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(g) of the Securities Act. The proposed maximum offering price per share are calculated based on the exercise price of the subject warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Series B Warrant
Amount Registered | shares	1,982,356
Proposed Maximum Offering Price per Unit | $ / shares	2.09
Maximum Aggregate Offering Price	$ 4,143,124
Fee Rate	0.01381%
Amount of Registration Fee	$ 572.17
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.0001 per share (“Common Stock”), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(g) of the Securities Act. The proposed maximum offering price per share are calculated based on the exercise price of the subject warrants.